Earnings Per Share (Schedule Of Computation Of Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share[Abstract]
Earnings, Income	$ 98,177	$ 108,743	$ 110,274
Dilutive stock options, Income
Nonvested stock awards, Income
Diluted Earnings, Net Income	$ 98,177	$ 108,743	$ 110,274
Earnings, Shares	16,057	16,383	16,870
Dilutive stock options, Shares	596	296	394
Nonvested stock awards, Shares	89	110
Conversion of Notes and impact of warrants outstanding, Shares			158
Diluted Earnings, Shares	16,742	16,789	17,422
Earnings per Share	$ 6.11	$ 6.64	$ 6.54
Earnings per Share, Diluted earnings	$ 5.86	$ 6.48	$ 6.33